Long-Term Debt - Unamortized Debt Financing Costs (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Payments of debt issuance costs	$ 7,911	$ 779	$ 13,345
Amortization of deferred financing costs	4,714	4,584	702
Term loan facility due November 2017
Debt Instrument [Line Items]
Amortization of deferred financing costs	700	2,900	$ 400
Credit Agreement | Revolving credit facility
Debt Instrument [Line Items]
Payments of debt issuance costs		800
Amortization of deferred financing costs	1,700	$ 1,600
Credit Agreement | Term loan facility due November 2017
Debt Instrument [Line Items]
Amortization of deferred financing costs	1,700
8.125% senior notes due May 2025 | Senior Notes
Debt Instrument [Line Items]
Payments of debt issuance costs	7,900
Amortization of deferred financing costs	$ 700